RELATED PARTY BALANCES AND TRANSACTIONS - Schedule Of Amounts Due From Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Amounts due from related parties	¥ 5,714	$ 828	¥ 6,615
Receivables from Tencent Groups online payment platform
Related Party Transaction
Amounts due from related parties	3,177		4,284
Prepaid cloud service fee to Tencent Group
Related Party Transaction
Amounts due from related parties	¥ 2,537		¥ 2,331